Regulatory Assets and Liabilities (Storm reserve & Solar investment) (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) MW	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Sep. 30, 2017 USD ($) MW	Sep. 10, 2017 USD ($)
Regulatory Assets [Line Items]
Regulatory Assets			$ 1,569	$ 1,411
Regulatory Liabilities			$ 2,610	$ 2,468
Tampa Electric Division [Member] | Hurricane Irma Restoration [Member] | Loss From Catastrophes [Member]
Regulatory Assets [Line Items]
Storm Reserve						$ 102
Tampa Electric Division [Member] | Hurricane Irma Restoration [Member] | OM&G [Member] | Other Regulatory Assets (Liabilities) [Member] | Loss From Catastrophes [Member]
Regulatory Assets [Line Items]
Storm cost	$ 19	$ 103
Public Utilities, Approved Rate Increase (Decrease), Amount		$ 103
Tampa Electric Division [Member] | SoBRA [Member]
Regulatory Assets [Line Items]
Estimated revenue in MW | MW		260
Estimated revenue		$ 46
Tampa Electric Division [Member] | SoBRA [Member] | Capital Expenditures [Member]
Regulatory Assets [Line Items]
Estimated Investement in projects					$ 850
Capacity Of Utility Project | MW					600
Estimated revenue in MW | MW		145
Estimated revenue		$ 24